Condensed Interim Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 89,006	$ 591	$ 4,175	$ (54,341)	$ 39,431
Beginning balance, shares at Dec. 31, 2019	88,690,791
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(2,006)	(2,006)
Share capital issued through private placement
Share issue costs
Value allocated to warrants
Expired warrants			(2,572)	2,572
Forfeited/expired options			(200)	200
Share-based payments			884		884
Ending balance, value at Jun. 30, 2020	$ 89,006	591	2,287	(53,575)	38,309
Ending balance, shares at Jun. 30, 2020	88,690,791
Beginning balance, value at Dec. 31, 2020	$ 89,627	591	2,096	(53,299)	39,015
Beginning balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(1,546)	(1,546)
Share capital issued through private placement	$ 1,933				1,933
Share capital issued through private placement, shares	8,290,665
Share capital issued through exercise of warrants	$ 670				670
Share capital issued through exercise of warrants, shares	6,325,019
Share issue costs	$ (33)				(33)
Value allocated to warrants	(614)		614
Forfeited/expired options			(98)	98
Exercised warrants	244		(244)
Share-based payments			837		837
Ending balance, value at Jun. 30, 2021	$ 91,827	$ 591	$ 3,205	$ (54,747)	$ 40,876
Ending balance, shares at Jun. 30, 2021	124,449,332